Notes to the consolidated statements of income (Tables)	3 Months Ended
Mar. 31, 2018
Notes to the consolidated statements of income
Disclosure of earnings per share [text block]
Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended March 31,

	2018	2017
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	278.555	308.175

Denominators:
Weighted average number of shares outstanding	306.453.070	306.241.321
Potentially dilutive shares	986.454	519.712

Basic earnings per share	0,91	1,01
Fully diluted earnings per share	0,91	1,00

Disclosure of Revenue
Revenue
in € THOUS

	For the three months ended March 31, 2018
	Revenue from contracts with customers (IFRS 15)	Other revenue	Total

Health care services	3.155.537	53.258	3.208.795
Dialysis services	2.648.293	-	2.648.293
Care Coordination	507.244	53.258	560.502

Health care products	749.098	17.736	766.834
Dialysis products	729.956	17.736	747.692
Non-dialysis products	19.142	-	19.142
Total	3.904.635	70.994	3.975.629